Financial assets and liabilities - Summary of Valuation Processes of Contingent Consideration at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets(1)	$ 30,506	$ 26,236
Fair value of royalty payments from commercialization of the intellectual property acquired	689	656
Contingent Consideration	$ 31,195	$ 26,892